Fair Value Measured Based on Discounted Cash Flow Method Using Unobservable Inputs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Assets:
Impairment of receivables held for sale		¥ (8,620)
Impairment of investments in affiliates	(51,279)	(25,913)
Discounted Cash Flow Method
Assets:
Receivables held for sale	836,638
Investments in affiliates	44,968
Impairment of receivables held for sale	(6,630)
Impairment of investments in affiliates	(51,279)
Discounted Cash Flow Method | Level 2
Assets:
Receivables held for sale	836,638
Discounted Cash Flow Method | Level 3
Assets:
Investments in affiliates	¥ 44,968